ACQUISITIONS (Summary of Identifiable Assets Acquired and Liabilities Assumed) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business Acquisition [Line Items]
Goodwill		$ 8,402	¥ 54,425	¥ 51,819
Hubei Bai Cao Tang Drugstore [Member]
Business Acquisition [Line Items]
Total aggregate purchase price	¥ 2,750
Property and equipment			144
Net assets acquired and liabilities assumed			144
Goodwill			¥ 2,606